UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2011
                                               -------------------------

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
`
Name:    THE ITHAKA GROUP, LLC
         -------------------------------------------------
Address: 3 BETHESDA METRO CENTER
         -------------------------------------------------
         SUITE 700
         -------------------------------------------------
         BETHESDA, MD 20814
         -------------------------------------------------

Form 13F File Number: 28-13786
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    ROBERT A. KATZEN
         -------------------------------------------------
Title:   COO, CFO & CCO
         -------------------------------------------------
Phone:   301-775-7409
         -------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Robert A. Katzen                West Palm Beach, FL             04/27/11
-----------------------------   ----------------------------   -----------------
         [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0
                                         ---------------
Form 13F Information Table Entry Total:  38
                                         ---------------
Form 13F Information Table Value Total:  170,458
                                         ---------------
                                           (thousands)


List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

The Ithaka Group, LLC
FORM 13F
Master
                                    31-Mar-11


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AKAMAI TECHNOLOGIES COM        COM              00971T101    2027     53341 SH          Sole                 42676             10665
AMAZON COM INC                 COM               23135106    7993     44376 SH          Sole                 35724              8652
AMERICAN TOWER CORP CL A       COM               29912201    2922     56390 SH          Sole                 42815             13575
APPLE INC                      COM               37833100    9178     26336 SH          Sole                 19936              6400
ARM HOLDINGS PLC               COM               42068106    2505     88941 SH          Sole                 69306             19635
B E AEROSPACE INC              COM               73302101    4983    140239 SH          Sole                109809             30430
BAIDU INC                      COM               56752108    4198     30465 SH          Sole                 23285              7180
C H ROBINSON WORLDWIDE NEW     COM              12541w209    3666     49460 SH          Sole                 39025             10435
CATERPILLAR INC DEL COM        COM              149123101    4925     44231 SH          Sole                 35101              9130
COACH INC                      COM              189754104    5475    105213 SH          Sole                 86513             18700
CREE INC                       COM              225447101    1587     34382 SH          Sole                 28067              6315
CUMMINS INC COM                COM              231021106    3198     29178 SH          Sole                 22868              6310
EXPEDITORS INTL WASH INC       COM              302130109    3560     70984 SH          Sole                 58519             12465
F5 NETWORKS INC                COM              315616102    5785     56402 SH          Sole                 45442             10960
GOLDMAN SACHS GROUP INC        COM              38141g104    2928     18461 SH          Sole                 15211              3250
GOOGLE INC CLASS A             COM              38259p508    6593     11237 SH          Sole                  8687              2550
HONEYWELL INTERNATIONAL        COM              438516106    4460     74698 SH          Sole                 62123             12575
ILLUMINA INC                   COM              452327109    6807     97152 SH          Sole                 77482             19670
INTUITIVE SURGICAL NEW         COM              46120e602    5026     15073 SH          Sole                 11343              3730
JOHNSON CONTROLS INC           COM              478366107    8730    210000 SH          Sole                                  210000
MASTERCARD INC                 COM              57636q104    6173     24523 SH          Sole                 19453              5070
MERCADOLIBRE INC COM           COM              58733R102    3193     39112 SH          Sole                 30172              8940
MICROSOFT CORP                 COM              594918104     456     17956 SH          Sole                  3600             14356
NATIONAL-OILWELL INC           COM              637071101    5646     71229 SH          Sole                 54484             16745
NEW ORIENTAL ED & TECH SPON AD COM              647581107    2309     23074 SH          Sole                 19339              3735
OPENTABLE INC                  COM              68372A104    3603     33876 SH          Sole                 27326              6550
POTASH CORP SASK INC FOR EIGN  COM              73755l107    5661     96058 SH          Sole                 75143             20915
PRECISION CASTPARTS CORP       COM              740189105    5986     40674 SH          Sole                 32519              8155
PRICE T ROWE GROUP INC         COM              74144T108     213      3200 SH          Sole                                    3200
PRICELINE.COM INC NEW          COM              741503403    5668     11191 SH          Sole                  8936              2255
PROCTER & GAMBLE CO COM        COM              742718109     246      4000 SH          Sole                                    4000
QUALCOMM INC                   COM              747525103    3241     59115 SH          Sole                 49780              9335
SALESFORCE COM INC             COM              79466L302    8206     61428 SH          Sole                 50143             11285
SCHLUMBERGER LTD               COM              806857108    8612     92344 SH          Sole                 72934             19410
SOUTHWESTERN ENERGY CO         COM              845467109    3154     73392 SH          Sole                 61662             11730
VISA INC CL A                  COM              92826c839    3836     52109 SH          Sole                 37765             14344
VMWARE INC                     COM              928563402    2615     32074 SH          Sole                 25749              6325
WYNN RESORTS                   COM              983134107    5094     40059 SH          Sole                 32189              7870